The Nature of Expenses and Others - Classification of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature [abstract]
Changes in inventories	₩ (62,299)	₩ 63,884	₩ 402,429
Purchases of raw materials, merchandise and others	13,548,848	14,244,942	14,705,757
Depreciation and amortization	3,214,576	3,021,571	3,375,856
Outsourcing fees	771,697	819,742	1,011,084
Labor cost	3,258,427	3,022,607	3,104,043
Supplies and others	1,239,915	1,053,245	1,062,820
Utility	865,347	840,664	836,600
Fees and commissions	692,125	638,732	580,235
Shipping costs	249,820	224,742	231,830
Advertising	236,440	67,636	265,755
Warranty expenses	251,131	166,691	146,829
Travel	92,976	73,807	71,457
Taxes and dues	91,806	74,506	76,640
Others	919,051	927,218	1,036,131
Expenses by nature	₩ 25,369,860	₩ 25,239,987	₩ 26,907,466